Supplemental cash flow information (Tables)	12 Months Ended
Sep. 30, 2025
Supplemental Cash Flow Information
Schedule of non-cash working capital

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023

Trade and other receivables	$(925,914)	$(267,606)	$(128,387)
Inventories	13,554	9,225	(148,850)
Prepaid expenses and other	397	383,357	(440,242)
Deferred costs	(94,153)	(35,596)	—
Accounts payable and accrued liabilities	960,770	(257,257)	(1,666,486)
Contract liabilities	(112,900)	(399)	73,699
Warrant liabilities	—	(25,395)	—
Accrued royalties liability	(200,000)	(150,000)	—
	$(358,246)	$(343,671)	$(2,310,266)